Note 10 - Capital Stock (Details Narrative) - shares	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Stockholders' Equity Note [Abstract]
Common shares, issued	23,678,105	22,085,856	18,252,243
Common shares, outstanding	23,678,105	22,085,856	18,252,243